Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Unrecognized tax benefits	$ 0	$ 0
Amount accrued for payment of interest	$ 0	$ 0